Financial Risks - Summary of Unused Amount in Funding With Issuance Limit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	¥ 8,662,638	¥ 7,253,072
Corporate bonds and medium-term notes [Member]
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	7,333,858	6,011,789
Commercial papers [Member]
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	¥ 1,328,779	¥ 1,241,283